Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

02020555

CERTNYS

1-8389

NYSE

March 5, 2002

RECD S.E.C.
MAR 0 5 2002

PROCESSED
MAR 0 8 2002
THOMSON
FINANCIAL

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage, Inc., Depositary Shares (Each Representing 1/1,000 of a Share of 7.625% Cumulative Preferred Stock, Series U, par value $.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 5, 2002. Tentative listing date – March 7, 2002.

Sincerely,

Paras Madho